Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations

1. Organization and Nature of Operations

Tudou Holdings Limited (the “Company”) was incorporated under the law of Cayman Islands (“Cayman”) as a limited liability company on April 15, 2010. The Company was incorporated as an investment holding company and currently has no significant assets or operations of its own, other than its investments in the entities discussed below.

Starcloud Media Co., Limited (the “Starcloud BVI”) was incorporated under the law of British Virgin Islands (“BVI”) as a limited liability company on November 1, 2005.

In September 2010, all of the existing ordinary and preferred shareholders of Starcloud BVI exchanged their respective shares in Starcloud BVI for an equivalent number of shares of the Company at equivalent classes. As a result, Starcloud BVI became a wholly-owned subsidiary of the Company. The rights of the preferred and ordinary shares issued by the Company were the same as those originally issued by Starcloud BVI (the “Reorganization”).

Accordingly, the Reorganization has been accounted for as a legal reorganization of entities under common control and the accompanying consolidated financial statements have been prepared as if the group structure after the completion of the Reorganization had been in existence throughout all relevant periods.

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and variable interest entities (“VIEs” or “VIE subsidiaries”, collectively as “subsidiaries”) as follows:

Name of the subsidiaries	Place of incorporation	Date of incorporation/acquisition	Relationship	Principal activities
Starcloud BVI	BVI	November 1, 2005	Wholly-owned subsidiary	Investment holding
Star Manor Limited (“Star Manor”)	Hong Kong	February 9, 2010	Wholly-owned subsidiary	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Shanghai”)	Shanghai, PRC	January 25, 2006	Wholly-owned subsidiary	Technology consulting and administrative services

Wohong Network Technology (Shanghai) Co., Ltd. (“Shanghai Wohong”)	Shanghai, PRC	August 2, 2010	Wholly-owned subsidiary	Technology consulting services

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	Shanghai, PRC	December 8, 2004	VIE	Online advertising operations

Shanghai Suzao Network Science and Technology Co., Ltd. (“Suzao”)	Shanghai, PRC	May 19, 2009	VIE	Technology supporting services

Chengdu Gaishi Network Science and Technology Co., Ltd. (“Gaishi”)	Shanghai, PRC	June 30, 2009	VIE	Technology supporting services

Shanghai Licheng Cultural Broadcasting Co., Ltd. (“Licheng”)	Shanghai, PRC	June 2, 2009	Wholly-owned subsidiary of Quan Toodou	Online advertising operations

Tudou Limited (formerly named “Global Media Partners Limited”) (Note 5)	Hong Kong	February 22, 2011	Wholly-owned subsidiary	Advertising operations

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”)	Shanghai, PRC	September 15, 2011	Wholly-owned subsidiary	Technology consulting services

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”)	Shanghai, PRC	September 9, 2011	Wholly-owned subsidiary of Quan Toodou	Advertising production and operations
Toodou (China) Advertising Co., Ltd. (“Toodou China”)	Shanghai, PRC	December 31, 2011	Wholly-owned subsidiary	Online advertising operations

The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Group engages primarily in provision of online advertising services by posting online advertisements and special advertisement campaigns on its online video sharing platform, where users can upload, view and share video clips, through its operating subsidiary and VIEs. The Group also engages in provision of mobile video services.

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide advertising services and hold Internet Content Provider (“ICP”) license and the License for Transmission of Audio-Visual Programs through the Internet (“the License”), the Company conducts substantially all of its operations through its VIEs. The VIEs are wholly owned by certain employees of the Company (“nominee shareholders”).

Upon the formation of these VIEs, the Company has various agreements with its VIEs, through which, the Company holds all of the variable interests of the VIEs. Details of certain key agreements with the VIEs are as follows:

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Loan Agreements: Reshuffle Shanghai has granted interest-free loans to the nominee shareholders with the sole purpose of providing funds necessary for the capital injection and acquisition of the VIEs. The portion of the loans for initial and subsequent capital injection is eliminated with the capital of the VIEs during consolidation. The interest-free loans to the nominee shareholders of VIE as of December 31, 2009 and 2010 and 2011 were RMB57 million, respectively. Reshuffle Shanghai is able to require the nominee shareholders to settle the loan amount through the entire equity interest of the VIEs and nominate someone else to hold the shares on Reshuffle Shanghai’s behalf. Reshuffle Shanghai and the shareholders of Quan Toodou, Suzao and Gaishi signed various loan agreements in 2006, 2008, 2009 and 2010. Each of these agreements became effective from its respective signing date. All of the Loan Agreements have a term of five years, which will be automatically renewed every five years upon its expiration. The Loan Agreements with the shareholders of Quan Toodou were renewed on May 10, 2011 for another period of five years.

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Proxy Agreement: The nominee shareholders of the VIEs irrevocably appointed Reshuffle Shanghai’s officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in VIEs, making all the operational, financial decisions and the appointment of the directors, general managers and other senior management of the VIEs. The Proxy Agreements between Reshuffle Shanghai and the shareholders of Quan Toodou, Suzao and Gaishi became effective on May 10, 2006, March 2, 2009 and May 20, 2009, respectively. All the Proxy Agreements shall remain effective until they are terminated in writing by the shareholders of the VIEs and Reshuffle Shanghai.

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Equity Interest Pledge Agreements: The nominee shareholders of the VIEs have pledged their respective equity interests in the VIEs as collaterals to secure the nominee shareholders’ obligation under other agreements and for the payment by the VIEs under the exclusive technical consulting and services agreements and the loan agreement. The nominee shareholders cannot sell or pledge their equity interests to others without the approval from Reshuffle Shanghai, and the nominee shareholders cannot receive any dividends without the approval of Reshuffle Shanghai. Also, any dividend declared will be held in an account designated by Reshuffle Shanghai and shall serve as a collateral for the loans. The Equity Interest Pledge Agreements between Reshuffle Shanghai and the shareholders of Quan Toodou, Suzao and Gaishi became effective on May 10, 2006 (amended on April 11, 2007 and February 26, 2010), May 20, 2009, and July 1, 2009, respectively. All of the Equity Interest Pledge Agreements shall remain valid until the full performance of the secured contractual obligations including the obligations of nominee shareholders of the respective VIEs under Loan Agreements, Proxy Agreements and Exclusive Call Option Agreements, or the full discharge of the losses suffered by Reshuffle Shanghai as a result of any breach by the nominee shareholders of the respective VIEs and VIEs of their respective obligations under these various agreements.

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Exclusive Call Option Agreements: The nominee shareholders of the VIEs grant Reshuffle Shanghai the exclusive and irrevocable right to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations or at the request of the Company, all of the equity interest in these entities for a purchase price equal to the amount of the registered capital or at the lowest price permitted by PRC laws and regulations. Reshuffle Shanghai may exercise such option at any time. In addition, VIEs and its nominee shareholders agree that without Reshuffle Shanghai’s prior written consent, they will not transfer or otherwise dispose the equity interest or declare any dividend. The Exclusive Call Option Agreements between Reshuffle Shanghai and the shareholders of Quan Toodou, Suzao and Gaishi became effective on May 10, 2006 (amended on April 11, 2007), May 20, 2009, and March 2, 2009, respectively. All the Exclusive Call Option Agreements shall remain valid until all of the equity interests of the VIEs have been legally transferred to Reshuffle Shanghai and/or its designated entity or individual.

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Exclusive Technical Consulting and Services Agreements: Reshuffle Shanghai is an exclusive provider of the technical consulting and related services and information services to the VIEs. In consideration for those services, the VIEs agree to pay Reshuffle Shanghai service fees which equal to 50%, 20% and 20% of the total annual revenues before tax of Quan Toodou, Suzhao and Gaishi, respectively, and other consulting fees. Reshuffle Shanghai also retains the right to adjust in its discretion the service fees rate in the future. The service fees are eliminated upon consolidation. Reshuffle Shanghai shall exclusively own intellectual properties arising from the performance of this agreement except for those technologies independently developed by the VIEs and subject to certain conditions under this agreement including that Reshuffle Shanghai shall have the right to purchase such technologies at the purchase price of RMB1.00 or the lowest price permitted by law. The Exclusive Technical Consulting and Services Agreements between Reshuffle Shanghai and Quan Toodou, Suzao and Gaishi became effective on May 10, 2006 (amended on April 11, 2007 and August 31, 2010), May 20, 2009 (amended on August 31, 2010), and March 2, 2009 (amended on August 31, 2010), respectively. All the Exclusive Technical Consulting and Services Agreements shall remain valid until they are terminated in writing by the shareholders of the VIEs and Reshuffle Shanghai or until either a VIE or Reshuffle Shanghai ceases its business.

The balances of service fees payable by the VIEs to Reshuffle Shanghai as of December 31, 2010 and 2011 were RMB303,929,509 and RMB642,033,595, respectively. The service fees charged from Reshuffle Shanghai to the VIEs for the years ended December 31, 2009, 2010 and 2011 were RMB62,439,084, RMB235,827,779 and RMB346,037,350, respectively.

As a result of these agreements, Reshuffle Shanghai exercises effective control over the VIEs, receives all of the economic benefits and residual interest and absorbs all of the risks and expected losses from the VIEs, and has an exclusive call option to purchase all the equity interest in the VIEs at a minimal price. Therefore, Reshuffle Shanghai is considered as the primary beneficiary of these VIEs and accordingly the financial statements of these VIEs are consolidated in the Company’s consolidated financial statements.

The Company believes that Reshuffle Shanghai’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the voting power Reshuffle Shanghai obtained under the Proxy Agreement to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this Proxy Agreement is legally enforceable but may not be as effective as direct equity ownership, given the uncertainty in the PRC legal system.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could, among other things:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to issue the invoice and collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

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impose additional conditions or requirements with which the Group may not be able to comply; or take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. However, the Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Reshuffle Shanghai, or the VIEs.

Summary stand-alone financial information of Quan Toodou and its subsidiary was as follows:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total assets	88,496,963	307,113,445	403,486,026
Total liabilities	145,990,387	490,954,831	979,437,294

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Revenues	100,796,851	329,453,609	572,613,750
Cost of revenues(1)	108,665,769	327,809,837	696,489,193
Net loss	(51,685,411)	(136,252,251)	(407,207,701)

(1)	The cost of revenues of Quan Toodou includes the service fees paid/payable to Reshuffle Shanghai according to the Exclusive Technical Consulting and Services Agreements between Reshuffle Shanghai and Quan Toodou as discussed above. The service fees paid/payable to Reshuffle Shanghai for the years ended December 31, 2009, 2010 and 2011 were RMB62,439,084, RMB235,827,779 and RMB346,037,350, respectively, which were fully eliminated during the consolidation.

Suzao and Gaishi do not currently carry out any significant activities for the Group.